Accounts Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net	Accounts receivables, net consist of the following:
	June 30, 2026	December 31, 2025
Accounts receivable	$32,745,976	$26,634,057
Allowance for credit losses	-	-
Total, net	$32,745,976	$26,634,057